Annual Total Returns- PIMCO Real Return Portfolio (Administrative Class) [BarChart] - Administrative Class - PIMCO Real Return Portfolio - Administrative	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	11.66%	8.75%	(9.22%)	3.09%	(2.70%)	5.19%	3.65%	(2.21%)	8.44%	11.71%